Schedule of Actual Stock Options Issued and Outstanding (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Subsidiary, Sale of Stock [Line Items]
Number of stock options outstanding	9,320,636	9,320,636	9,053,136	8,015,159
Number of options vested (exercisable)	6,141,807	6,141,807
Grant date fair value | $	$ 2,280,807	$ 2,280,807
Stock Options One [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares	$ 0.60	$ 0.60
Remaining contractual life (years)	6 months	9 months
Number of stock options outstanding	200,000	200,000
Number of options vested (exercisable)	200,000	200,000
Grant date fair value | $	$ 52,909	$ 52,909
Stock Options Two [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares	$ 0.60	$ 0.60
Remaining contractual life (years)	1 year 6 months 25 days	1 year 9 months 25 days
Number of stock options outstanding	1,575,000	1,575,000
Number of options vested (exercisable)	1,575,000	1,575,000
Grant date fair value | $	$ 435,069	$ 435,069
Stock Options Three [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares	$ 0.55	$ 0.55
Remaining contractual life (years)	2 years 21 days	2 years 3 months 18 days
Number of stock options outstanding	5,957,659	5,957,659
Number of options vested (exercisable)	2,978,830	2,978,830
Grant date fair value | $	$ 1,536,764	$ 1,536,764
Stock Options Four [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares	$ 0.335	$ 0.335
Remaining contractual life (years)	2 years 10 months 20 days	3 years 1 month 20 days
Number of stock options outstanding	1,037,977	1,037,977
Number of options vested (exercisable)	1,037,977	1,037,977
Grant date fair value | $	$ 204,213	$ 204,213
Stock Options Five [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares	$ 0.15	$ 0.15
Remaining contractual life (years)	7 months 24 days	10 months 24 days
Number of stock options outstanding	150,000	150,000
Number of options vested (exercisable)	150,000	150,000
Grant date fair value | $	$ 14,465	$ 14,465
Stock Options Six [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares	$ 0.15	$ 0.15
Remaining contractual life (years)	4 years 7 months 24 days	4 years 10 months 24 days
Number of stock options outstanding	400,000	400,000
Number of options vested (exercisable)	200,000	200,000
Grant date fair value | $	$ 37,387	$ 37,387